Equity-based Awards - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Common Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost	$ 16.5
Weighted-average period of unrecognized compensation cost	2 years 1 month 6 days
Cash distributions paid	1.9	1.0	0.2
Long-Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common units for awards authorized	2,142,221
Long-Term Incentive Plan [Member] | Executive officers and employees [Member] | Restricted Common Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of the restricted common units	$ 15.0	$ 9.7	$ 5.0